GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following is a summary of operations within geographic markets.

		Year ended December 31,
		2010	2011	2012
1.	Revenues:

	North America	$8,991	$20,889	$35,519
	Israel	19,554	21,470	23,100
	United Kingdom	11,995	14,672	26,630
	Rest of Europe	615	4,870	16,140
	Asia Pacific	11,080	8,026	12,520

		$52,235	$69,927	$113,909

		December 31,
		2011	2012
2.	Long-lived assets:

	Israel	$1,038	$1,422
	North America	197	266
	Rest of the world	579	555

		$1,814	$2,243

c.	Major customer data:

Revenues from a major customer accounted for 26%, 20% and 12% of total revenues for the years ended December 31, 2010, 2011 and 2012, respectively.